MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.40

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	GSE Eligble Flag	DU/LP Approval	CDFI Flag	Is CEMA (Yes/No)	Application Date	Guideline Name	TILA Status	MERS MIN Number	Qualifying FICO	Verification Safe Harbor Flag	Verification Safe Harbor Reference Document	ATR QM Total Points and Fees Audit	Default Interest Rate Flag	Default Interest Rate	Cross collateralized Loan Flag	Cross Collateralized Loan Release Provision	BK Discharge date	Bk Chapter	Foreclosure Date	Short Sale Date	Deed In Lieu Date	Months of Reserves for Subject Property	Project Classification: Warrantable/Non-Warrantable	Appraiser Name	Appraiser's License Number	Appraisal Company	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower Documentation Used to Determine Legal Residency	Co-Borrower Documentation Used to Determine Legal Residency	Borrower Employment Indicator	Co Borrower Employment Indicator	Underwriting Program	Borrower Years of W2s	CoBorrower Years of W2s	WVOE Flag (Borr)	# of Months of Income validated WVOE (Borr)	WVOE Form	WVOE Flag (Co-Borr)	# of Months of Income validated WVOE (Co-Borr)	WVOE Form (Co-Borr)	Borr Years of Personal Tax Returns/Transcripts (1040's)	Co-Borr Years of Personal Tax Returns/Transcripts (1040's)	Borr Years of Business Tax Returns/Transcripts	Co-Borr Years of Business Tax Returns/Transcripts	Bank Statement Flag (Borr)	# of months Personal Bank statements (Borr)	# of months Business Bank statements (Borr)	Bank Statement Flag (Co-Borr)	# of months Personal Bank statements (Co-Borr)	# of months Business Bank statements (Co-Borr)	P&L Flag (Borr)	# of Months P&L (Borr)	Who Prepared the P&L	CPA Letter Flag (Borr)	# of Months CPA verified income (Borr)	P&L Flag (Co-Borr)	Who Prepared the P&L	# of Months P&L (Co-Borr)	CPA Letter Flag (Co-Borr)	# of Months CPA verified income (Co-Borr)	Asset Depletion Flag (DTI)	Partial Asset Depletion Flag (DTI)	Asset Depletion months amortized	Asset Utilzation Flag (No DTI)	Bespoke Eligible Assets	Income Doc Summary	Calculated Front End Housing Ratio	Calculated Debt-to-Income Ratio	DSCR Flag	Number of Rental Units	Market Rent	Market Rent Source	Lease in Place	Actual in Place Rent	DSCR Calc based on Short Term Rental Income Flag	DSCR Calculation Method (at Orig)	Rental Income Used for DSCR	PITIA for DSCR	DSCR (at Origination)	Borrower Type	Loan closed in the name of an entity flag	Borrower Entity Name	Personal Guaranty Flag	Personal Guaranty Recourse to the Borrower Level	Guarantor Designation	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name
xx	xx	60585		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Covered/Exempt	xx	812	No		Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	273	Not Applicable	xx	xx	xx	US Citizen	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Unavailable	Unavailable	Yes	1	xx	Form 1007	No	Not Applicable	No	Form 1007	xx	xx	0.9291	Individual	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	60621		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Non-QM/Compliant	xx	760	No		Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	43	Not Applicable	xx	xx	xx	US Citizen	US Citizen	Not Applicable	Not Applicable	Employed	Employed	12 Mo Bank Statement	2+ Years	Not Verified	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	12	Yes	Not Applicable	12	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Bank Statement [Primary], W2, Pay Stub; B2: Bank Statement [Primary]	49.04%	49.99%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Individual	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xx	xx	73784		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Covered/Exempt	xx	714	No		Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	111	Not Applicable	xx	xx	xx	US Citizen	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Unavailable	Unavailable	Yes	1	xx	Form 1007	No	Not Applicable	No	Form 1007	xx	xx	0.43079	Limited Liability Corporation	Yes	xx	Yes	Full Recourse	US Citizen	xx	xx	Not Applicable	Not Applicable